Ordinary shares	12 Months Ended
Jul. 31, 2025
Subsidiary or Equity Method Investee [Line Items]
Ordinary shares	5. Ordinary shares The authorized number of ordinary shares of the Company is 50,000,000 shares with par value of US$0.001 each. The Company issued one ordinary share as of July 31, 2024 and 2025.
TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ordinary shares
9.	ORDINARY SHARES

The Group’s authorized share capital is US$ 208,617 (RM580,000) divided into 580,000 ordinary shares with par value of US$0.36 (RM1) each. As of July 31, 2023, the Group had 500,000 shares issued and outstanding. On July 25, 2024, an investor invested in the Company by subscribing for 80,000 ordinary shares for a total consideration of US$800,000. As of July 31, 2024 and 2025, the Group had 580,000 shares issued and outstanding.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)